Contract Liabilities	6 Months Ended
Jun. 30, 2021
Contract Liabilities [Abstract]
Contract Liabilities
8.	CONTRACT LIABILITIES
As further explained in Note 14, “
Related Party Transactions”
,
in the third quarter of 2020, the Company entered into an agreement with Humana under which they receive administrative payments in exchange for providing care coordination services at Humana Affiliate Provider (“HAP”) clinics over the term of such agreement.
The Company’s contract liabilities balance related to these payments from Humana was $5.9 million and $5.3 million as of June 30, 2021 and December 31, 2020, respectively. The short-term portion is recorded in deferred revenue and the long-term portion is recorded in deferred revenue, net of current portion. The Company recognized $0.3 million and $0.6 million in revenue from contract liabilities recorded during the three months and six months ended June 30, 2021, respectively.
A summary of significant changes in the contract liabilities balance during the period is as follows:

(in thousands)	For the three months ended June 30, 2021
Balance as at March 31, 2021	$6,264
Increases due to amounts collected	—
Revenues recognized from current period increases	(328)

Balance as at June 30, 2021	$5,936

(in thousands)	For the six months ended June 30, 2021
Balance as at January 1, 2021	$5,265
Increases due to amounts collected	1,300
Revenues recognized from current period increases	(629)

Balance as at June 30, 2021	$5,936

Of the June 30, 2021 contract liabilities balance, the Company expects to recognize as revenue $0.7 million in the remainder of 2021, $1.7 million in 2022, $1.7 million in 2023, $1.5 million in 2024, and $0.3 million in 2025.